Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating cash flows
Loss for the year	$ (47,572,620)	$ (50,268,354)
Adjustments for:
Depreciation	827,879	813,654
Gains (losses) on investments	(6,347,116)	2,908,253
Impairment reversal on equity investment	(1,000,237)
Income and mining tax recoveries - deferred	(394,570)
Change in estimate of reclamation and closure cost provisions	(266,257)
Accretion on reclamation and closure cost provisions	38,660
Interest income	(1,418,145)	(2,869,403)
Interest expense	22,877	25,105
Gain on secured notes	(55,911)	(140,786)
Settlement of legal claim		1,750,100
Unrealized foreign exchange loss (gain)	116,519	(224,187)
Settlement of flow-through share premium	(7,565,501)	(12,426,322)
Settlement of reclamation obligations	(151,051)
Interest received	1,342,959	2,566,685
Share-based compensation	6,284,821	889,045
Operating cash flow before changes in non-cash working capital	(56,137,693)	(56,976,210)
Change in non-cash working capital (Note 24)	990,426	1,293,150
Net cash and cash equivalents used in operating activities	(55,147,267)	(55,683,060)
Investing cash flows
Cash acquired from Maritime acquisition	9,028,587
Purchases of exploration and evaluation assets	(1,483,911)	(3,858,669)
Proceeds from sale of secured notes	2,778,000
Proceeds on disposal of investments	752,634	1,097,814
Purchases of property, plant and equipment	(1,776,242)	(625,775)
Interest received on secured notes		378,040
Other assets	(37,023)	(179,703)
Net cash and cash equivalents from (used in) investing activities	9,262,045	(3,188,293)
Financing cash flows
Proceeds from issuance of common shares	83,480,001	27,522,494
Share issue costs	(4,004,528)	(924,657)
Stock options exercised	2,547,271	862,500
Warrants exercised	516,666
Repayment of loans	(22,841)
Lease principal payments	(35,719)	(134,001)
Loan and lease interest payments	(52,507)	(25,105)
Net cash and cash equivalents from financing activities	82,428,343	27,301,231
Effect of exchange rate fluctuations on cash and cash equivalents	(21,970)	2,861
Net increase (decrease) in cash and cash equivalents	36,521,151	(31,567,261)
Cash and cash equivalents at beginning of year	22,317,548	53,884,809
Cash and cash equivalents at end of year	$ 58,838,699	$ 22,317,548